UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2000

August 27, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Scout Funds (File Nos. 333-96461; 811-9813)

Ladies and Gentlemen:

On behalf of the above-referenced registered management investment company, transmitted herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), are the: (i) form of Scout Funds Prospectus offering the Scout Stock, Mid Cap, TrendStar Small Cap, Small Cap, International, International Discovery and Bond Funds and the Investor Class shares of the Scout Money Market Fund – Federal Portfolio, the Scout Money Market Fund Prime Portfolio and the Scout Tax-Free Money Market Fund (the “Money Market Funds”); (ii) form of Prospectus that offers only the Service Class shares of the Money Market Funds; and (iii) form of Prospectus that offers only the Investor Class shares of the Money Market Funds.  Because this is the first filing made by the Scout Funds that will comply with the recently adopted summary prospectus rules, these updates are being filed pursuant to Rule 485(a).  Additionally, the SAI and other parts related to the Scout Funds’ annual update of Form N-1A are also included herewith.  Because certain information is not yet available, as designated by blanks within the various documents, the missing information will be included as part of a post-effective amendment together with responses to any other comments that the Staff may have with respect to this filing.

Questions and comments regarding this filing may be directed to the undersigned at (414) 299-2280.

Very truly yours,
/s/ Jason D. Bartel
AVP and Senior Counsel